RECONCILIATION OF LIABILITIES ARISING FROM FINANCING ACTIVITIES (Tables)	12 Months Ended
Mar. 31, 2025
SCHEDULE OF UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENT OF CASH FLOWS AS CASH FLOWS FROM FINANCING ACTIVITIES

	Preferred shares	Convertible loan notes	Amount due to immediate holding company	Amount due to a related company	Loan from immediate holding company	Loan from a related company	Total
	US$	US$	US$	US$	US$	US$	US$
At 1 April 2022	11,619,000	-	506	-	-	-	11,619,506
Financing cash flows
Additions	-	3,250,000	600,000	-	2,250,000	1,000,000	7,100,000
Repayments	-	-	(600,000)	-	-	-	(600,000)
Interest expenses	-	80,822	-	-	78,926	60,712	220,460
Fair value adjustments	1,841,000	19,000	-	-	-	-	1,860,000
At 31 March 2023	13,460,000	3,349,822	506	-	2,328,926	1,060,712	20,199,966

At April 1, 2023	13,460,000	3,349,822	506	-	2,328,926	1,060,712	20,199,966
Financing cash flows
Additions	-	100,000	5,345,423	-	564,483	-	6,009,906
Repayments	-	-	-	-	(1,150,000)	-	(1,150,000)
Non-cash transaction	-	-	-	34,579	-	-	34,579
Interest expenses	-	266,520	-	-	187,584	80,219	534,323
Fair value/other adjustments	(4,101,000)	374,000	-	-	-	-	(3,727,000)
At March 31, 2024	9,359,000	4,090,342	5,345,929	34,579	1,930,993	1,140,931	21,901,774

At 1 April 2024	9,359,000	4,090,342	5,345,929	34,579	1,930,993	1,140,931	21,901,774
Financing cash flows
Additions	-	-	713,719	-	3,410,461	-	4,493,828
Repayments	-	-	-	-	(530,019)	-	(530,019)
Non-cash transaction	(5,611,000)	(4,968,302)	(6,059,142)	-	(4,940,858)	(1,165,479)	(22,744,781)
Interest expenses	-	238,960	-	-	129,423	24,548	392,931
Fair value/other adjustments	(3,748,000)	639,000	(506)	-	-	-	(3,479,154)
At 31 March 2025	-	-	-	34,579	-	-	34,579